PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid land use rights	¥ 736,695	¥ 782,319
Less: Accumulated amortization	(58,505)	(35,132)
Prepaid land use rights, net	678,190	747,187
Amortization of prepaid land use rights	26,656	26,393	¥ 6,082
Asset Pledged as Collateral [Member]
Prepaid land use rights, net	¥ 678,190	¥ 741,032